Post-Retirement Benefit Obligations - Summary of Movements in Post-retirement Benefit Obligations (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of movements in defined benefit liability [abstract]
Beginning balance	¥ 2,712	¥ 2,670
Pension cost charged to profit or loss, Net interest	92	106	¥ 98
Pension cost charged to profit or loss, Sub-total included in profit or loss	92	106
Remeasurement (gains)/losses in other comprehensive income, Actuarial changes arising from changes in financial assumptions	30	184
Remeasurement (gains)/losses in other comprehensive income, Actuarial changes arising from changes in demographic assumptions	(70)	(69)
Remeasurement (gains)/losses in other comprehensive income, Sub-total included in other comprehensive income	(40)	115
Benefit settled	(180)	(179)
Ending balance	¥ 2,584	¥ 2,712	¥ 2,670